COVID Loans (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 06, 2020	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
PPP loan amount	$ 108,532
Sensefly [Member]
Restructuring Cost and Reserve [Line Items]
Payment of principal and interest		$ 87,052	$ 87,052	$ 345,484	$ 356,000
Sensefly Covid Loans [Member]
Restructuring Cost and Reserve [Line Items]
Outstanding obligations under the covid loans				893,269		$ 815,906
Sensefly [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of the covid loan				$ 1,440,046		$ 1,440,046